Stock-based compensation - Deferred share units (Details) - DSU $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Stock-based compensation
Number of shares awarded | shares	30,012	57,728
Mark-to-Market remeasurement	$ 5.1	$ 0.3
Value of the stock unit liability	$ 9.4	$ 3.8